Consolidated Statements of Financial Position - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Non‐current assets
Intangible assets		$ 157.0	$ 177.0	[1]	$ 214.0	[1]
Goodwill		84.0	95.0	[1]	105.0	[1]
Property, plant and equipment		58.0	21.0	[1]	19.0	[1]
Investment Property		3.0	0.0	[1]	0.0	[1]
Right-of-use assets		58.0	68.0	[1]	27.0	[1]
Deferred tax assets		19.0	40.0	[1]	41.0	[1]
Regulatory deposits		17.0	14.0	[1]	13.0	[1]
Loans receivable		4.0	0.0	[1]	98.0	[1]
Equity accounted investments		3.0	3.0	[1]	0.0	[1]
Investment in equity instruments		2.0	0.0		0.0
Advance for sportsbook software	[2]	120.0	117.0		0.0
Non-current assets		525.0	535.0	[1]	517.0	[1]
Current assets
Trade and other receivables		181.0	138.0	[1]	172.0	[1]
Income tax receivables		12.0	10.0	[1]	14.0	[1]
Amounts segregated for users	[3]	6.0	9.0		42.0
Derivative financial assets		3.0	0.0	[1]	0.0	[1]
Cash and cash equivalents	[4]	513.2	388.0	[1]	267.4	[1],[5]
Loans receivable		11.0	1.0	[1]	7.0	[1]
Fixed term deposits		16.0	14.0	[1]	0.0	[1]
Assets held for sale		0.0	0.0	[1]	42.0	[1]
Total Current assets		742.0	560.0	[1]	544.0	[1]
TOTAL ASSETS		1,267.0	1,095.0	[1]	1,061.0	[1]
Non-current liabilities
Lease liabilities		59.0	67.0	[1]	26.0	[1]
Deferred tax liability		0.0	2.0	[1]	5.0	[1]
Provisions		2.0	1.0	[1]	0.0	[1]
Income tax payables		6.0	0.0	[1]	0.0	[1]
Derivative financial instruments		0.0	0.0	[1]	2.0	[1]
Interest-bearing loans and borrowings		17.0	0.0	[1]	0.0	[1]
Total non-current liabilities		84.0	70.0	[1]	33.0	[1]
Current liabilities
Lease liabilities		5.0	6.0	[1]	6.0	[1]
Deferred and contingent consideration		0.0	0.0	[1]	3.0	[1]
Trade and other payables		261.0	283.0	[1]	216.0	[1]
Customer liabilities		72.0	54.0	[1]	75.0	[1]
Provisions		35.0	7.0	[1]	50.0	[1]
Income tax payables		9.0	20.0	[1]	29.0	[1]
Derivative financial instruments		0.0	2.0	[1]	47.0	[1]
Liabilities associated with assets held for sale		0.0	0.0	[1]	7.0	[1]
Dividends payable		0.0	75.0	[1]	0.0	[1]
Total Current liabilities		382.0	447.0	[1]	433.0	[1]
TOTAL LIABILITIES		466.0	517.0	[1]	466.0	[1]
EQUITY
Issued capital		344.0	344.0	[1]	344.0	[1]
Treasury shares		(3.0)	(3.0)	[1]	(3.0)	[1]
Accumulated other comprehensive income/(loss)		24.0	(46.0)	[1]	(26.0)	[1]
Retained profit		437.6	285.6	[1]	262.3	[1]
Equity attributable to owners of the parent		803.0	581.0	[1]	577.0	[1]
Non-controlling interest		(2.0)	(3.0)	[1]	18.0	[1]
EQUITY		801.0	578.0	[1],[6]	595.0	[1],[6]
TOTAL LIABILITIES AND EQUITY		$ 1,267.0	$ 1,095.0	[1]	$ 1,061.0	[1]

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.
[2]	Prepayment for sportsbook software has been renamed to Advance for sportsbook software.
[3]	Restricted cash has been renamed to Amounts segregated for users.
[4]	Restricted cash has been renamed to Amounts segregated for users.
[5]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.
[6]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.